Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income taxes	$ 3,974	$ 2,102	$ 7,389	$ 4,370
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(1,351)	(715)	(2,512)	(1,485)
Tax benefits from the deduction of interest on capital distribution	62		62
Different jurisdictional tax rates for companies abroad	213	248	258	259
Brazilian income taxes on income of companies incorporated outside Brazil	(54)	(15)	(79)	(22)
Tax incentives	16	45	39	88
Tax loss carryforwards (unrecognized tax losses)	(94)	(98)	(105)	(38)
Non-taxable income (non-deductible expenses), net	(71)	(223)	(151)	(302)
Tax settlement programs		(1,346)		(1,346)	$ 883
Others	(7)	90	(17)	95
Income taxes expense	(1,286)	(2,014)	(2,505)	(2,751)
Deferred income taxes	(147)	(1,214)	(342)	(1,689)
Current income taxes	$ (1,139)	$ (800)	$ (2,163)	$ (1,062)
Effective tax rate of income taxes	32.40%	95.80%	33.90%	63.00%